FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity Price Risk - Tabular Disclosure (Details) - Commodity Contract	Feb. 22, 2023 bbl / d MMcf / d $ / Mcf $ / bbl
Crude Oil
Commodity Price Risk
Total average deferred premium on outstanding hedges	1.25
Crude Oil | Put, West Texas Intermediate, 01 January 2023 to 30 June 2023 | Long
Commodity Price Risk
Volume | bbl / d	15,000
Weighted average price	61.67
Crude Oil | Put, West Texas Intermediate, 01 January 2023 to 30 June 2023 | Short
Commodity Price Risk
Volume | bbl / d	15,000
Weighted average price	79.33
Crude Oil | Put, West Texas Intermediate, 01 July 2023 to 31 October 2023 | Long
Commodity Price Risk
Volume | bbl / d	5,000
Weighted average price	65.00
Crude Oil | Put, West Texas Intermediate, 01 July 2023 to 31 October 2023 | Short
Commodity Price Risk
Volume | bbl / d	5,000
Weighted average price	85.00
Crude Oil | Put, West Texas Intermediate, 01 November 2023 to 31 December 2023 | Long
Commodity Price Risk
Volume | bbl / d	5,000
Weighted average price	65.00
Crude Oil | Put, West Texas Intermediate, 01 November 2023 to 31 December 2023 | Short
Commodity Price Risk
Volume | bbl / d	5,000
Weighted average price	85.00
Crude Oil | Put, West Texas Intermediate, Bruin, 01 January 2023 to 30 June 2023 | Short
Commodity Price Risk
Volume | bbl / d	2,000
Weighted average price	5.00
Crude Oil | Put, West Texas Intermediate, Bruin, 01 July 2023 to 31 October 2023 | Short
Commodity Price Risk
Volume | bbl / d	2,000
Weighted average price	5.00
Crude Oil | Put, West Texas Intermediate, Bruin, 01 November 2023 to 31 December 2023 | Short
Commodity Price Risk
Volume | bbl / d	2,000
Weighted average price	5.00
Crude Oil | Call, West Texas Intermediate, 01 January 2023 to 30 June 2023 | Short
Commodity Price Risk
Volume | bbl / d	15,000
Weighted average price	114.31
Crude Oil | Call, West Texas Intermediate, 01 July 2023 to 31 October 2023 | Short
Commodity Price Risk
Volume | bbl / d	5,000
Weighted average price	128.16
Crude Oil | Call, West Texas Intermediate, 01 November 2023 to 31 December 2023 | Short
Commodity Price Risk
Volume | bbl / d	5,000
Weighted average price	128.16
Crude Oil | Call, West Texas Intermediate, Bruin, 01 January 2023 to 30 June 2023 | Short
Commodity Price Risk
Volume | bbl / d	2,000
Weighted average price	75.00
Crude Oil | Call, West Texas Intermediate, Bruin, 01 July 2023 to 31 October 2023 | Short
Commodity Price Risk
Volume | bbl / d	2,000
Weighted average price	75.00
Crude Oil | Call, West Texas Intermediate, Bruin, 01 November 2023 to 31 December 2023 | Short
Commodity Price Risk
Volume | bbl / d	2,000
Weighted average price	75.00
Crude Oil | Spread, Brent, West Texas Intermediate, 01 January 2023 to 30 June 2023 | Long
Commodity Price Risk
Volume | bbl / d	10,000
Weighted average price	5.47
Crude Oil | Spread, Brent, West Texas Intermediate, 01 July 2023 to 31 October 2023 | Long
Commodity Price Risk
Volume | bbl / d	10,000
Weighted average price	5.47
Crude Oil | Spread, Brent, West Texas Intermediate, 01 November 2023 to 31 December 2023 | Long
Commodity Price Risk
Volume | bbl / d	10,000
Weighted average price	5.47
Crude Oil | Swap, West Texas Intermediate, 01 January 2023 to 30 June 2023 | Long
Commodity Price Risk
Volume | bbl / d	250
Weighted average price	64.85
Crude Oil | Swap, West Texas Intermediate, 01 July 2023 to 31 October 2023 | Long
Commodity Price Risk
Volume | bbl / d	250
Weighted average price	64.85
Crude Oil | Swap, West Texas Intermediate, Bruin, 01 January 2023 to 30 June 2023 | Short
Commodity Price Risk
Volume | bbl / d	250
Weighted average price	42.10
Crude Oil | Swap, West Texas Intermediate, Bruin, 01 July 2023 to 31 October 2023 | Short
Commodity Price Risk
Volume | bbl / d	250
Weighted average price	42.10
Natural Gas | Put, New York Mercantile Exchange, 01 January 2023 to 31 January 2023 | Short
Commodity Price Risk
Volume | MMcf / d	120.0
Weighted average price | $ / Mcf	6.27
Natural Gas | Put, New York Mercantile Exchange, 01 February 2023 to 28 February 2023 | Short
Commodity Price Risk
Volume | MMcf / d	120.0
Weighted average price | $ / Mcf	6.27
Natural Gas | Put, New York Mercantile Exchange, 01 March 2023 to 31 March 2023 | Short
Commodity Price Risk
Volume | MMcf / d	120.0
Weighted average price | $ / Mcf	6.27
Natural Gas | Put, New York Mercantile Exchange, 01 April 2023 to 31 October 2023 | Short
Commodity Price Risk
Volume | MMcf / d	50.0
Weighted average price | $ / Mcf	4.05
Natural Gas | Call, New York Mercantile Exchange, 01 January 2023 to 31 January 2023 | Short
Commodity Price Risk
Volume | MMcf / d	120.0
Weighted average price | $ / Mcf	18.17
Natural Gas | Call, New York Mercantile Exchange, 01 February 2023 to 28 February 2023 | Short
Commodity Price Risk
Volume | MMcf / d	120.0
Weighted average price | $ / Mcf	18.17
Natural Gas | Call, New York Mercantile Exchange, 01 March 2023 to 31 March 2023 | Short
Commodity Price Risk
Volume | MMcf / d	120.0
Weighted average price | $ / Mcf	18.17
Natural Gas | Call, New York Mercantile Exchange, 01 April 2023 to 31 October 2023 | Short
Commodity Price Risk
Volume | MMcf / d	50.0
Weighted average price | $ / Mcf	7.00
Natural Gas | Swap, New York Mercantile Exchange, 01 February 2023 to 28 February 2023 | Long
Commodity Price Risk
Volume | MMcf / d	120.0
Weighted average price | $ / Mcf	3.10
Natural Gas | Swap, New York Mercantile Exchange, 01 March 2023 to 31 March 2023 | Long
Commodity Price Risk
Volume | MMcf / d	120.0
Weighted average price | $ / Mcf	2.44
Natural Gas | Swap, Transco Zone 6 Basis, 01 March 2023 to 31 March 2023 | Long
Commodity Price Risk
Volume | MMcf / d	12.5
Weighted average price | $ / Mcf	0.41